Organization and Operations - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Mar. 04, 2019	Feb. 20, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Percentage of common shares outstanding			74.40%
Accumulated deficit			$ (497,997)	$ (426,269)
Proceeds from issuance of initial public offering			79,105
Offering costs			8,482
Net loss			(71,728)	(96,712)	$ (82,910)
Cash and cash equivalents			50,768	$ 10,855
IPO
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Shares issued and sold		78,000,000
Common stock per unit		12.00
Proceeds from issuance of initial public offering	$ 7,100	$ 78,000
Underwriting discounts and commissions			6,000
Offering costs			2,200
Net proceeds after deducting underwriting discounts and commissions			$ 76,900
IPO | American Depositary Shares
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Shares issued and sold	588,232	6,500,000
Shares issued price per share		$ 12
Convertible Preferred Stock
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Conversion of stock		91,600,398
Convertible Promissory Notes
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Conversion of stock		175,210,373	175,210,373